CONTINUANCE OF OPERATIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013 M
Continuance Of Operations 1	$ 742,093
Continuance Of Operations 2	25,553,473
Continuance Of Operations 3	$ 1,405,291
Continuance Of Operations 4	12